iShares
®
International Select Dividend ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .4%
APA Group ............................. 12,827,946 $ 78,975,130
BHP Group Ltd. .......................... 6,487,658 223,450,215
Fortescue Ltd. ........................... 10,138,979 146,821,183
Magellan Financial Group Ltd. ................ 2,201,849 13,311,014
Perpetual Ltd. ........................... 937,924 11,744,952
474,302,494
a
Austria  —  1 .2%
Oesterreichische Post AG
(a)
.................. 510,771 19,919,555
OMV AG .............................. 1,204,739 71,570,805
91,490,360
a
Belgium  —  0 .9%
Ageas SA/N.V. .......................... 594,999 42,262,998
Proximus SADP .......................... 2,504,767 22,853,186
65,116,184
a
Canada  —  6 .3%
Bank of Nova Scotia (The) ................... 1,713,672 128,117,952
Canadian Utilities Ltd. , Class A , NVS ............ 1,172,801 37,957,875
Emera, Inc. ............................. 1,291,045 63,990,473
Great-West Lifeco, Inc. ..................... 699,098 32,725,375
IGM Financial, Inc. ........................ 456,222 22,066,449
Labrador Iron Ore Royalty Corp.
(a)
............. 1,381,634 29,953,245
Parex Resources, Inc. ..................... 2,519,641 37,378,730
Peyto Exploration & Development Corp.
(a)
........ 3,432,267 61,857,182
Power Corp. of Canada .................... 1,018,859 51,382,549
465,429,830
a
Denmark  —  2 .3%
AP Moller - Maersk A.S. , Class A .............. 34,287 84,077,490
Danske Bank A.S. ........................ 1,720,308 87,646,304
171,723,794
a
Finland  —  1 .5%
Fortum OYJ ............................ 3,006,487 71,020,245
TietoEVRY OYJ .......................... 1,758,377 38,170,396
109,190,641
a
France  —  9 .0%
Ayvens SA
(b)
............................ 2,336,960 33,880,830
Bouygues SA ........................... 1,200,038 64,866,604
Carrefour SA ............................ 3,931,190 64,389,629
Credit Agricole SA ........................ 2,883,781 62,452,381
Orange SA ............................. 7,671,267 142,608,982
Rubis SCA ............................. 1,364,863 55,267,486
TotalEnergies SE ......................... 3,259,753 237,077,554
660,543,466
a
Germany  —  3 .6%
Freenet AG ............................. 948,620 34,253,869
Hapag-Lloyd AG
(a) (b)
....................... 125,432 18,019,730
Mercedes-Benz Group AG ................... 2,389,553 163,312,109
Schaeffler AG
(a)
.......................... 3,968,627 46,806,388
262,392,096
a
Hong Kong  —  6 .5%
BOC Hong Kong Holdings Ltd. ................ 10,462,000 55,092,768
CK Hutchison Holdings Ltd. .................. 11,574,500 93,328,668
CK Infrastructure Holdings Ltd.
(a)
.............. 4,346,000 35,694,795
Henderson Land Development Co. Ltd.
(a)
......... 17,372,000 69,099,154
Hysan Development Co. Ltd. ................. 12,134,000 33,324,528
Kerry Properties Ltd. ...................... 10,930,000 33,180,888
PCCW Ltd. ............................. 66,872,000 49,976,481
Security Shares Value
a
Hong Kong (continued)
Sino Land Co. Ltd.
(a)
....................... 41,590,000 $ 62,589,161
Stella International Holdings Ltd.
(a)
............. 11,289,000 20,866,753
VTech Holdings Ltd.
(a)
...................... 3,078,000 23,969,887
477,123,083
a
Italy  —  11 .0%
A2A SpA .............................. 11,028,829 33,271,754
Banca Popolare di Sondrio SpA ............... 2,598,306 53,125,898
Banco BPM SpA ......................... 6,979,132 104,612,400
BPER Banca SpA ........................ 5,385,941 75,852,527
Enel SpA .............................. 19,684,385 217,483,868
Eni SpA ............................... 8,413,258 171,959,483
Italgas SpA ............................. 5,972,061 71,749,411
Snam SpA ............................. 12,466,115 85,675,672
813,731,013
a
Netherlands  —  2 .8%
ING Groep N.V. .......................... 4,460,842 131,554,230
NN Group N.V. .......................... 929,008 73,639,860
205,194,090
a
New Zealand  —  0 .8%
Spark New Zealand Ltd.
(a)
................... 40,801,859 55,520,956
a
Norway  —  0 .8%
DNB Bank ASA .......................... 2,188,143 62,741,362
a
South Korea  —  6 .3%
BNK Financial Group, Inc. ................... 2,087,310 24,052,302
DB Insurance Co. Ltd. ..................... 332,558 32,833,268
Hana Financial Group, Inc. .................. 911,010 63,298,874
iM Financial Group Co. Ltd. .................. 1,508,206 16,217,136
Industrial Bank of Korea .................... 1,802,806 27,698,139
Kia Corp. .............................. 1,293,945 137,679,815
Samsung Securities Co. Ltd. ................. 615,855 38,656,087
Shinhan Financial Group Co. Ltd. .............. 1,075,989 62,884,805
Woori Financial Group, Inc. .................. 3,113,248 65,125,601
468,446,027
a
Spain  —  8 .2%
Bankinter SA ............................ 2,336,828 39,889,591
CaixaBank SA ........................... 8,161,152 107,728,636
Enagas SA ............................. 3,260,662 53,665,862
Logista Integral SA ........................ 1,050,326 38,312,414
Mapfre SA ............................. 6,169,009 28,227,754
Naturgy Energy Group SA ................... 1,293,111 40,588,241
Redeia Corp. SA ......................... 1,666,994 28,808,884
Repsol SA ............................. 7,235,364 142,544,574
Telefonica SA ........................... 22,682,330 91,824,800
Unicaja Banco SA
(b)
....................... 9,563,584 32,773,301
604,364,057
a
Sweden  —  4 .1%
Nordea Bank Abp ........................ 6,764,120 130,513,602
Swedbank AB , Class A ..................... 2,796,207 108,717,253
Telia Co. AB ............................ 14,433,022 65,936,667
305,167,522
a
Switzerland  —  1 .9%
Swiss Re AG ............................ 320,670 51,237,868
Zurich Insurance Group AG .................. 123,904 88,148,002
139,385,870
a
United Kingdom  —  20 .5%
Aberdeen Group PLC ...................... 14,135,489 42,205,580
Ashmore Group PLC ...................... 5,425,504 17,565,161

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Select Dividend ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
United Kingdom (continued)
British American Tobacco PLC ................ 5,381,154 $ 325,094,941
BT Group PLC .......................... 27,629,999 72,626,035
IG Group Holdings PLC .................... 1,469,396 27,260,300
Imperial Brands PLC ...................... 2,517,052 106,012,657
Legal & General Group PLC ................. 20,419,530 74,139,554
National Grid PLC ........................ 11,189,434 190,103,455
NatWest Group PLC ....................... 8,490,857 77,392,311
OSB Group PLC ......................... 3,472,070 29,020,422
Persimmon PLC ......................... 2,240,041 43,136,973
Phoenix Group Holdings PLC ................ 6,363,586 64,499,254
Rio Tinto PLC ........................... 2,455,517 224,027,378
Sirius Real Estate Ltd. ..................... 26,642,089 35,817,736
Vodafone Group PLC ...................... 125,192,231 184,373,948
1,513,275,705
a
Total Common Stocks — 94.1%
(Cost: $ 4,990,976,399 ) ............................... 6,945,138,550
a
Preferred Stocks
Germany  —  3 .4%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 620,138 63,964,428
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 1,258,298 53,836,852
Volkswagen AG , Preference Shares , NVS ........ 1,070,155 129,815,173
247,616,453
a
Security Shares Value
a
South Korea  —  1 .1%
Hyundai Motor Co. , Series 2, Preference Shares , NVS 442,148 $ 83,508,034
a
Total Preferred Stocks — 4.5%
(Cost: $ 279,369,444 ) ................................ 331,124,487
a
Total Long-Term Investments — 98.6%
(Cost: $ 5,270,345,843 ) ............................... 7,276,263,037
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 63,995,854 64,027,852
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 6,166,386 6,166,386
a
Total Short-Term Securities — 1.0%
(Cost: $ 70,189,747 ) ................................. 70,194,238
Total Investments —  99.6%
(Cost: $ 5,340,535,590 ) ............................... 7,346,457,275
Other Assets Less Liabilities — 0 .4% ...................... 30,888,158
Net Assets — 100.0% ................................. $ 7,377,345,433
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 23,369,182  $ 40,652,074
(a)
$ —  $ 3,612  $ 2,984  $ 64,027,852  63,995,854  $ 309,939
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 2,330,000  3,836,386
(a)
—  —  —  6,166,386  6,166,386  116,628  —
$ —  $ 3,612  $ 2,984
$ 70,194,238
$ 426,567  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
International Select Dividend ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ........................................................................ 109 03/19/26 $ 16,750 $ 139,426
Euro STOXX 50 Index .................................................................. 399 03/20/26 28,146 9,216
FTSE 100 Index ...................................................................... 329 03/20/26 45,993 664,337
$ 812,979
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Banca Popolare di Sondrio SpA .......... BNP Paribas USD 18 08/16/27 0.26% 1D ESTR Monthly $ –
Banca Popolare di Sondrio SpA .......... Merrill Lynch International 18 02/15/28 0.45% 1D ESTR Monthly –
Redeia Corp. SA .................... Goldman Sachs Bank USA 2,096,604 08/19/26 0.45% 1D ESTR Monthly (37,810)
Redeia Corp. SA .................... HSBC Bank PLC 2,353,479 02/10/28 0.45% 1D ESTR Monthly (145,317)
Redeia Corp. SA .................... JPMorgan Chase Bank NA 1,983,542 02/11/26 0.40% 1D ESTR Monthly (129,581)
Total long positions of equity swaps (312,708)
Net dividends and financing fees (7,115)
Total equity swap contracts including dividends and financing fees $ (319,823)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
International Select Dividend ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 689,454,539  $ 6,255,684,011  $ —  $ 6,945,138,550
Preferred Stocks ......................................... —  331,124,487  —  331,124,487
Short-Term Securities
Money Market Funds ...................................... 70,194,238  —  —  70,194,238
$ 759,648,777  $ 6,586,808,498  $ —  $ 7,346,457,275
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 812,979  $ —  $ —  $ 812,979
Liabilities
Equity Contracts ........................................... —  (319,823) —  (319,823)
$ 812,979  $ (319,823) $ —  $ 493,156
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
1D ESTR EUR - 1D Euro Short Term Rate
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)